Interim Condensed Consolidated Balance Sheets (Unaudited) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		¥ 131,730	¥ 144,511
Restricted cash		41,779	5,000
Short-term investments		226	226
Accounts receivable, net		665,931	1,145,752
Prepayments and other current assets		64,256	60,059
Total current assets		918,225	1,355,548
Non-current assets:
Restricted cash			21,086
Property, equipment and leasehold improvement, net		893	831
Intangible assets, net		2,800	3,850
Right-of-use assets		5,016	6,453
Goodwill		84,609	84,609
Other non-current assets		1,981	2,477
Total non-current assets		95,299	119,306
TOTAL ASSETS		1,013,524	1,474,854
Current liabilities
Accounts payable		430,847	842,728
Short-term borrowings		98,190	80,500
Contract liabilities		1,238	1,044
Salary and welfare benefits payable		79,321	83,686
Tax payable		18,320	22,657
Accrued expenses and other current liabilities		20,167	19,206
Short-term lease liabilities		3,510	4,727
Total current liabilities		704,542	1,105,174
Non-current liabilities
Deferred tax liabilities		700	963
Long-term lease liabilities		604	801
Long-term borrowings			9,800
Deferred revenue		1,432	1,432
Warrant		1,544	1,512
Total non-current liabilities		4,280	14,508
TOTAL LIABILITIES		708,822	1,119,682
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	6	6
Treasury stock		(1,025)	(1,025)
Additional paid-in capital		2,553,093	2,550,197
Accumulated deficit		(2,236,903)	(2,192,846)
Accumulated other comprehensive loss		(10,469)	(1,160)
TOTAL SHAREHOLDERS’ EQUITY:		304,702	355,172
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,013,524	1,474,854
Related Party [Member]
Current assets:
Amounts due from related parties		14,303
Current liabilities
Amounts due to a related party		¥ 52,949	¥ 50,626

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation on July 20, 2026 (Note 15).